IFRS 7 - Disclosure - Liquidity Risk - Additional Information (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2019
Liquidity risk [abstract]
Increase in unencumbered liquid assets	$ 18
Percentage of P&C deposits in total funding		70.00%